INCOME TAX EXPENSE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventory write-downs	$ 2,928,696	$ 2,120,999
Accrued expenses	1,099,149	2,043,433
Others	132,089	5,873
Total current deferred tax assets	4,159,934	4,170,305
Less: valuation allowance	(4,159,934)	(3,846,394)
Net current deferred tax assets		323,911
Net operating loss carryforwards	10,946,227	6,714,089
Impairment for long-lived assets	403,377	20,990
Total non-current deferred tax assets	11,349,604	6,735,079
Less: valuation allowance	(11,349,604)	(6,735,079)
Total deferred tax assets		323,911
Group recognized valuation allowance	15,509,538	10,581,473
Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense
PRC corporate income tax (as a percent)	25.00%	25.00%	25.00%
Expense not deductible for tax purposes (as a percent)	(0.80%)	0.80%	0.30%
Effect of change in valuation allowance (as a percent)	(22.20%)	(34.50%)	2.60%
Effect of difference in reversal rate (as a percent)	0.00%	0.00%	(2.80%)
Effect of reduced tax rate (as a percent)	0.00%	0.00%	(15.50%)
Effect of different tax rate of group entities in other jurisdiction (as a percent)	(4.50%)	(2.70%)	10.00%
Effect of prior year true-up	1.00%	1.70%	(1.90%)
Effective income tax rate (as a percent)	(1.50%)	(9.70%)	17.70%
Deferred tax assets for operating loss carry forwards
Operating loss carry forwards
Increase in valuation allowance attributable to the increase of net operating loss carry forwards	4,232,138
2016 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	809,871
2017 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	5,823,945
2018 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	$ 4,312,411